UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
 REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file Number 811-07388

The Value Line Emerging Opportunities Fund, Inc.
(Exact name of registrant as specified in charter)

220 East 42nd Street, New York, NY 10017

Mitchell E. Appel
(Name and address of agent for service)

Registrant’s telephone number, including area code:  212-907-1500

Date of fiscal year end: March 31

Date of reporting period: December 31, 2010

Item 1: Schedule of Investments.
A copy of Schedule of Investments for the period ended 12/31/10 is included with this Form.

Value Line Emerging Opportunities Fund, Inc.

Schedule of Investments (unaudited)	December 31, 2010

Shares		Value
COMMON STOCKS (97.1%)

	CONSUMER DISCRETIONARY (12.1%)
70,500	Buckle, Inc. (The)	$2,662,785
12,200	Chipotle Mexican Grill, Inc. *	2,594,452
128,000	Ctrip.com International Ltd. ADR *	5,177,600
18,000	DeVry, Inc.	863,640
40,000	Guess?, Inc.	1,892,800
3,000	Jo-Ann Stores, Inc. *	180,660
7,000	John Wiley & Sons, Inc. Class A	316,680
192,000	LKQ Corp. *	4,362,240
45,400	O’Reilly Automotive, Inc. *	2,743,068
66,000	Phillips-Van Heusen Corp.	4,158,660
32,000	Signet Jewelers Ltd. *	1,388,800
18,000	Strayer Education, Inc.	2,739,960
6,000	Tractor Supply Co.	290,940
23,000	TRW Automotive Holdings Corp. *	1,212,100
77,000	Warnaco Group, Inc. (The) *	4,240,390
18,000	WMS Industries, Inc. *	814,320
82,750	Wolverine World Wide, Inc.	2,638,070
		38,277,165
	CONSUMER STAPLES (4.2%)
50,025	Central European Distribution Corp. *	1,145,573
71,000	Church & Dwight Co., Inc.	4,900,420
119,800	Flowers Foods, Inc.	3,223,818
52,000	Green Mountain Coffee Roasters, Inc. *	1,708,720
21,000	Hansen Natural Corp. *	1,097,880
39,000	Ruddick Corp.	1,436,760
		13,513,171
	ENERGY (3.9%)
20,000	Alpha Natural Resources, Inc. *	1,200,600
8,000	Complete Production Services, Inc. *	236,400
40,000	Core Laboratories N.V.	3,562,000
22,800	FMC Technologies, Inc. *	2,027,148
41,000	Oceaneering International, Inc. *	3,018,830
20,000	Superior Energy Services, Inc. *	699,800
42,000	World Fuel Services Corp.	1,518,720
		12,263,498
	FINANCIALS (6.3%)
7,400	Affiliated Managers Group, Inc. *	734,228
43,300	Arch Capital Group Ltd. *	3,812,565
10,000	Bancolombia S.A. ADR	619,100
3,000	Credicorp Ltd.	356,730
4,400	Equity Lifestyle Properties, Inc.	246,092
74,000	EZCORP, Inc. Class A *	2,007,620
30,800	First Cash Financial Services, Inc. *	954,492
7,916	First Financial Bankshares, Inc.	405,141
45,300	ProAssurance Corp. *	2,745,180
46,200	RLI Corp.	2,428,734
91,000	Stifel Financial Corp. *	5,645,640
		19,955,522
	HEALTH CARE (8.2%)
89,000	Alexion Pharmaceuticals, Inc. *	7,168,950
29,000	Auxilium Pharmaceuticals, Inc. *	611,900
12,600	Bard (C.R.), Inc.	1,156,302
33,800	Catalyst Health Solutions, Inc. *	1,571,362
2,600	Computer Programs & Systems, Inc.	121,784

Shares		Value
28,000	Edwards Lifesciences Corp. *	$2,263,520
20,000	Emergency Medical Services Corp. Class A *	1,292,200
15,200	Gentiva Health Services, Inc. *	404,320
28,500	Haemonetics Corp. *	1,800,630
30,000	Henry Schein, Inc. *	1,841,700
9,000	HMS Holdings Corp. *	582,930
37,800	IDEXX Laboratories, Inc. *	2,616,516
39,000	Owens & Minor, Inc.	1,147,770
11,000	Perrigo Co.	696,630
19,000	Quality Systems, Inc.	1,326,580
9,800	United Therapeutics Corp. *	619,556
23,600	West Pharmaceutical Services, Inc.	972,320
		26,194,970
	INDUSTRIALS (30.9%)
67,200	Acuity Brands, Inc.	3,875,424
88,050	AMETEK, Inc.	3,455,962
41,000	AZZ, Inc.	1,640,410
16,700	Badger Meter, Inc.	738,474
68,000	BE Aerospace, Inc. *	2,518,040
60,000	Bucyrus International, Inc.	5,364,000
65,000	CLARCOR, Inc.	2,787,850
15,000	DigitalGlobe, Inc. *	475,650
81,000	EnerSys *	2,601,720
64,200	Esterline Technologies Corp. *	4,403,478
28,000	Flowserve Corp.	3,338,160
70,400	Gardner Denver, Inc.	4,844,928
55,700	Genesee & Wyoming, Inc. Class A *	2,949,315
101,900	Geo Group, Inc. (The) *	2,512,854
58,750	HEICO Corp.	2,998,013
80,800	HUB Group, Inc. Class A *	2,839,312
92,000	Hunt (J.B.) Transport Services, Inc.	3,754,520
54,400	IDEX Corp.	2,128,128
36,700	IHS, Inc. Class A *	2,950,313
78,000	Kansas City Southern *	3,733,080
11,000	Kirby Corp. *	484,550
101,600	Lennox International, Inc.	4,804,664
44,400	Lincoln Electric Holdings, Inc.	2,897,988
44,000	Middleby Corp. (The) *	3,714,480
42,600	Nordson Corp.	3,914,088
25,000	Polypore International, Inc. *	1,018,250
24,000	Regal-Beloit Corp.	1,602,240
37,200	Roper Industries, Inc.	2,843,196
59,600	Stericycle, Inc. *	4,822,832
11,000	Textainer Group Holdings Ltd.	313,390
7,700	Toro Co. (The)	474,628
5,300	Towers Watson & Co. Class A	275,918
16,000	TransDigm Group, Inc. *	1,152,160
9,600	Valmont Industries, Inc.	851,808
29,000	Wabtec Corp.	1,533,810
154,500	Waste Connections, Inc.	4,253,385
86,600	Woodward Governor Co.	3,252,696
		98,119,714
	INFORMATION TECHNOLOGY (17.4%)
59,400	Advent Software, Inc. *	3,440,448
62,000	Amphenol Corp. Class A	3,272,360
100,726	ANSYS, Inc. *	5,244,803
50,000	Atheros Communications, Inc. *	1,796,000
49,700	Blackboard, Inc. *	2,052,610

 1

Value Line Emerging Opportunities Fund, Inc.

December 31, 2010

Shares		Value
55,200	Cognizant Technology Solutions Corp.
	Class A *	$4,045,608
93,000	Concur Technologies, Inc. *	4,829,490
11,950	Diodes, Inc. *	322,530
29,000	Dolby Laboratories, Inc. Class A *	1,934,300
37,700	Equinix, Inc. *	3,063,502
22,050	FactSet Research Systems, Inc.	2,067,408
5,000	Fortinet, Inc. *	161,750
158,800	Informatica Corp. *	6,991,964
2,000	MercadoLibre, Inc. *	133,300
38,200	MICROS Systems, Inc. *	1,675,452
26,000	Rackspace Hosting, Inc. *	816,660
1,800	Rofin-Sinar Technologies, Inc. *	63,792
55,000	Salesforce.com, Inc. *	7,260,000
23,000	Solera Holdings, Inc.	1,180,360
22,000	Teradata Corp. *	905,520
16,000	TIBCO Software, Inc. *	315,360
35,600	Trimble Navigation Ltd. *	1,421,508
6,000	VeriFone Holdings, Inc. *	231,360
45,000	Wright Express Corp. *	2,070,000
		55,296,085
	MATERIALS (8.2%)
28,000	Albemarle Corp.	1,561,840
95,200	AptarGroup, Inc.	4,528,664
18,000	FMC Corp.	1,438,020
57,600	Greif, Inc. Class A	3,565,440
14,000	Koppers Holdings, Inc.	500,920
30,000	LSB Industries, Inc. *	727,800
32,000	Lubrizol Corp. (The)	3,420,160
16,000	NewMarket Corp.	1,973,920
8,000	Praxair, Inc.	763,760
22,000	Rockwood Holdings, Inc. *	860,640
13,000	Schweitzer-Mauduit International, Inc.	817,960
43,000	Sigma-Aldrich Corp.	2,862,080
88,400	Silgan Holdings, Inc.	3,165,604
		26,186,808
	TELECOMMUNICATION SERVICES (2.0%)
18,681	Brasil Telecom S.A. ADR *	167,755
43,008	Crown Castle International Corp. *	1,885,041
102,000	SBA Communications Corp. Class A *	4,175,880
		6,228,676
	UTILITIES (3.9%)
32,200	AGL Resources, Inc.	1,154,370
35,000	Cia de Saneamento Basico do Estado de Sao
	Paulo ADR	1,850,800
51,000	ITC Holdings Corp.	3,160,980
27,600	Northwest Natural Gas Co.	1,282,572
91,400	South Jersey Industries, Inc.	4,827,748
		12,276,470
TOTAL COMMON STOCKS
AND TOTAL INVESTMENT
SECURITIES (97.1%)
(Cost $189,547,276)	$308,312,079

Principal
Amount	Value
SHORT-TERM INVESTMENTS (2.7%)

REPURCHASE AGREEMENTS (1) (2.7%)
$8,500,000	With Morgan Stanley, 0.06%, dated
12/31/10, due 01/03/11, delivery value
$8,500,043 (collateralized by
$8,095,000 U.S. Treasury Notes
3.1250%, due 08/31/13, with a value of
$8,673,544)	8,500,000
TOTAL SHORT-TERM
INVESTMENTS
(Cost $8,500,000) (2.7%)	8,500,000
CASH AND OTHER ASSETS IN EXCESS OF
LIABILITIES (0.2%)	518,522
NET ASSETS (2) (100%)	$317,330,601

NET ASSET VALUE OFFERING AND
REDEMPTION PRICE, PER OUTSTANDING
SHARE
($317,330,601 ÷ 10,110,426 shares outstanding)	$31.39

*	Non-income producing.
(1)	The Fund’s custodian takes possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest.
(2)
For federal income tax purposes, the aggregate cost was $198,047,276, aggregate gross unrealized appreciation was $120,602,737, aggregate gross unrealized depreciation was $1,837,934 and the net unrealized appreciation was $118,764,803.

ADR	American Depositary Receipt.

2

In accordance with Financial Accounting Standards Board Accounting Standards Codification (FASB ASC 820-10), Fair Value Measurements and Disclosures, (formerly Statement of Financial Accounting Standards (“SFAS”) No. 157), the Fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (level 1 measurement) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (level 3 measurements). FASB ASC 820-10-35-39 to 55 provides three levels of the fair value hierarchy as follows:

●	Level 1: Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date;

●	Level 2: Inputs other than quoted prices that are observable for the asset or liability either directly or indirectly, including inputs in markets that are not considered to be active;

●	Level 3: Inputs that are unobservable.

The Fund adopted the authoritative guidance included in FASB ASC 820-10, Fair Value Measurements and Disclosures, on determining fair value when the volume and level of activity for the asset or liability have significantly decreased and identifying transactions that are not orderly (formerly FSP FAS 157-4). FASB ASC 820-10-35-51A to 51H indicates that if an entity determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value. Valuation techniques such as an income approach might be appropriate to supplement or replace a market approach in those circumstances. It provides a list of factors to determine whether there has been a significant decrease in relation to normal market activity. Regardless, however, of the valuation technique and inputs used, the objective for the fair value measurement in those circumstances is unchanged from what it would be if markets were operating at normal activity levels and/or transactions were orderly; that is, to determine the current exit price as promulgated by FASB ASC 820-10. The guidance also requires additional disclosures regarding inputs and valuation techniques used, change in valuation techniques and related inputs, if any, and more disaggregated information relating to debt and equity securities.

Valuation techniques such as an income approach might be appropriate to supplement or replace a market approach in those circumstances. It provides a list of factors to determine whether there has been a significant decrease in relation to normal market activity. Regardless, however, of the valuation technique and inputs used, the objective for the fair value measurement in those circumstances is unchanged from what it would be if markets were operating at normal activity levels and/or transactions were orderly; that is, to determine the current exit price as promulgated by FASB ASC 820-10.

The following is a summary of the inputs used as of December 31, 2010 in valuing the Fund’s investments carried at value:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets
Common Stocks	$308,312,079	$0	$0	$308,312,079
Short-Term Investments	0	8,500,000	0	8,500,000

Total Investments in Securities	$308,312,079	$8,500,000	$0	$316,812,079

For the period ended December 31, 2010, there was no significant security transfer activity between Level 1 and Level 2.

For the period ended December 31, 2010, there were no Level 3 investments. The Schedule of Investments includes a breakdown of the Schedule’s investments by category.

Item 2. Controls and Procedures.
(a)
The registrant’s principal executive officer and principal financial officer have concluded that the   registrant’s disclosure controls and procedures (as defined in rule 30a-2(c) under the Act (17 CFR 270.30a-2(c) ) based on their evaluation of these controls and procedures as of the date within 90 days of filing date of this report, are approximately designed to ensure that material information relating to the registrant is made known to such officers and are operating effectively.

(b)
The registrant’s principal executive officer and principal financial officer have determined that there have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including corrective actions with regard to significant deficiencies and material weaknesses.

Item 3.   Exhibits:
(a)	Certifications of principal executive officer and principal financial officer of the registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

By:	/s/ Mitchell E. Appel
Mitchell E. Appel, President

Date:	February 28, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mitchell E. Appel
Mitchell E. Appel, President, Principal Executive Officer

By:	/s/ Emily D. Washington
Emily D. Washington, Treasurer, Principal Financial Officer

Date:	February 28, 2011